Other Interests in Consolidated Subsidiaries and Non-Controlling Interest - Changes in Company's Other Interests in Consolidated Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interest [Line Items]
Other interests in consolidated subsidiaries, beginning of year	$ 32,400
Net loss attributable to other interests in consolidated subsidiaries	622	2,453
Other interests in consolidated subsidiaries, end of year	32,400	32,400
Interests in consolidated subsidiaries [Member]
Noncontrolling Interest [Line Items]
Other interests in consolidated subsidiaries, beginning of year	32,434	42,461
Net loss attributable to other interests in consolidated subsidiaries	(622)	(2,453)
Contributions / (distributions) from other interests in consolidated subsidiaries	633	(7,574)
Other interests in consolidated subsidiaries, end of year	$ 32,445	$ 32,434